ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Narrative) (Details)	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Apr. 30, 2006 Billable Development Ltd., Guiying Wang and Yijie Wang [Member] CNY	Dec. 31, 2009 Yijie Wang [Member] CNY	Dec. 31, 2010 Billable Development Ltd. [Member] CNY	Dec. 31, 2010 Guiying Wang [Member] CNY
Change in restricted cash			800,000	600,000	3,334,151	(71,206)	(2,687,754)	(74,336)
Payable to former shareholders	$ 318,415	1,994,540	1,999,427